Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

23.Commitments and Contingencies

From time to time, the Company and/or its subsidiaries may become defendants in legal actions and the Company intends to defend itself vigorously against all legal claims. Electra is not aware of any unrecorded claims against the Company that could reasonably be expected to have a materially adverse impact on the Company’s consolidated financial position, results of operations or the ability to carry on any of its business activities. Two claims related to unpaid invoices included liens on the Company’s assets. The Company has negotiated settlement on these claims. The amounts due (approximately $2,800) have been recorded in accounts payable and accrued liabilities and the respective liens will be discharged upon final payment. Additionally, certain legal claims against the Company were settled during the year. Such claims also resulted in registered liens against the assets of the Company that were released during, as well as subsequent to the year.

As at December 31, 2023, the Company’s commitments relate to purchase and services commitments for work programs relating to Refinery expansion and payments under financing arrangements. The Company had the following commitments as of December 31, 2023.

	2024	2025	2026	2027	Thereafter	Total
Purchase commitments	$135	$—	$—	$—	$—	$135
Convertible notes payments [1]	5,797	6,262	6,064	6,064	73,326	97,513
Government loan payments	—	—	1,032	1,032	3,084	5,148
Royalty payments [2]	—	—	—	224	1,900	$2,124
	$5,932	$6,262	$7,096	$7,320	$78,310	$104,920

[1] Convertible notes payment amounts are based on contractual maturities of 2028 Notes and assumption that it would remain outstanding until maturity. As discussed in Note 13, 2026 Notes were cancelled and replaced with 2028 Notes in February 2023. During the first 12 months of the term of the 2028 Notes, the Company may pay interest through the issuance of Common Shares.

[2] Royalty payments are estimated amounts associated with the royalty agreements entered with the convertible debt holders as part of the 2028 Note offering. The estimated amounts and timing are subject to changes in cobalt sulfate prices, timing of completion of the refinery, reaching commercial operations and timing and amounts of sales.